American
High-Income TrustSM

Class A B C	Ticker AHITX AHTBX AHTCX	F-1 F-2 529-A 529-B	AHTFX AHIFX CITAX CITBX	529-C 529-E 529-F-1	CITCX CITEX CITFX

Summary prospectus
December 1, 2010

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/prospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated December 1, 2010, are incorporated by reference into this summary prospectus.

 Investment objectives

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 33 of the prospectus and on page 65 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.22	1.00	1.00	0.25	none
Other expenses	0.14	0.14	0.19	0.17	0.16
Total annual fund operating expenses	0.68	1.46	1.51	0.74	0.48

	529-A	529-B	529-C	529-E	529-F-1
Management fees	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.21	1.00	1.00	0.50	0.00
Other expenses	0.23	0.24	0.24	0.22	0.23
Total annual fund operating expenses	0.76	1.56	1.56	1.04	0.55

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$442	$584	$ 739	$1,190
B	649	862	997	1,534
C	254	477	824	1,802
F-1	76	237	411	918
F-2	49	154	269	604
529-A	470	648	840	1,387
529-B	678	931	1,107	1,742
529-C	278	531	907	1,956
529-E	126	370	632	1,374
529-F-1	76	216	366	795

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$149	$462	$797	$1,534
C	154	477	824	1,802
529-B	178	531	907	1,742
529-C	178	531	907	1,956

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

 Principal investment strategies

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The bar chart on the following page shows how the fund’s investment results have varied from year to year, and the table on the following page shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index to replace the Credit Suisse High Yield Index as its broad-based securities market index. The fund’s investment adviser believes that the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index better reflects the market sectors and securities in which the fund primarily invests than the Credit Suisse High Yield Index. Lipper High Current Yield Funds Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund’s objective and Citigroup Broad Investment-Grade (BIG) Bond Index reflects the market sectors and securities in which the fund primarily invests. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this period were:

Highest                   20.08%                           (quarter ended June 30, 2009)

Lowest                 –19.08%                            (quarter ended December 31, 2008)

The fund’s total return for the nine months ended September 30, 2010, was 10.85%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	2/19/1988	42.93%	4.10%	5.65%	8.22%
− After taxes on distributions		38.57	1.18	2.44	N/A
− After taxes on distributions and sale of fund shares		27.46	1.74	2.80	N/A

Share class (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	42.32%	3.81%	5.54%
C	3/15/2001	46.26	4.06	5.86
F-1	3/15/2001	48.39	4.86	6.65
F-2	8/04/2008	48.78	N/A	7.72
529-A	2/19/2002	42.87	4.04	7.00
529-B	2/25/2002	42.17	3.69	6.78
529-C	2/19/2002	46.18	3.98	6.63
529-E	3/15/2002	47.94	4.52	6.93
529-F-1	9/16/2002	48.66	5.02	9.48

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deductions for sales charges, account fees, expenses or taxes)	58.76%	6.49%	6.87%	N/A
Credit Suisse High Yield Index (reflects no deductions for sales charges, account fees, expenses or taxes)	54.22	5.99	7.07	8.59%
Lipper High Current Yield Funds Index (reflects no deductions for sales charges, account fees or taxes)	49.49	4.27	4.13	6.74
Citigroup Broad Investment-Grade (BIG) Bond Index (reflects no deductions for sales charges, account fees, expenses or taxes)	5.06	5.22	6.47	7.29
Class A annualized 30-day yield at September 30, 2010: 6.59% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
David C. Barclay President and Trustee	21 years	Senior Vice President – Fixed Income, Capital Research and Management Company
David A. Daigle Vice President	7 years	Senior Vice President – Fixed Income, Capital Research Company
Marcus B. Linden Vice President	6 years	Senior Vice President – Fixed Income, Capital Research Company
Ellen O. Carr	1 year	Vice President – Fixed Income, Capital Research Company
Abner D. Goldstine	13 years	Senior Vice President – Fixed Income, Capital Research and Management Company

 Purchase and sale of fund shares

Purchase minimums (for all share classes)
To establish an account (including retirement plan and 529 accounts)	$250
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25
To add to an account	50
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

 Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you or your account is tax-exempt or tax-deferred.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MFGEIP-921-1210P Litho in USA CGD/ALD/8001	Investment Company File No. 811-05364
The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

American
High-Income TrustSM

Class A R-1 R-2	Ticker AHITX RITAX RITBX	R-3 R-4 R-5 R-6	RITCX RITEX RITFX RITGX

Summary retirement plan prospectus
December 1, 2010

Before you invest, you may want to review the fund’s retirement plan prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s retirement plan prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/retirementprospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to retirementprospectus@americanfunds.com. The current retirement plan prospectus and statement of additional information, dated December 1, 2010, are incorporated by reference into this summary retirement plan prospectus.

 Investment objectives

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions” section on page 22 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 65 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.22	1.00	0.75	0.50	0.25	none	none
Other expenses	0.14	0.21	0.51	0.23	0.18	0.12	0.07
Total annual fund operating expenses	0.68	1.53	1.58	1.05	0.75	0.44	0.39

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$442	$584	$739	$1,190
R-1	156	483	834	1,824
R-2	161	499	860	1,878
R-3	107	334	579	1,283
R-4	77	240	417	930
R-5	45	141	246	555
R-6	40	125	219	493

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

 Principal investment strategies

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The bar chart on the following page shows how the fund’s investment results have varied from year to year, and the table on the following page shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index to replace the Credit Suisse High Yield Index as its broad-based securities market index. The fund’s investment adviser believes that the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index better reflects the market sectors and securities in which the fund primarily invests than the Credit Suisse High Yield Index. Lipper High Current Yield Funds Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund’s objective and Citigroup Broad Investment-Grade (BIG) Bond Index reflects the market sectors and securities in which the fund primarily invests. Past results are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this period were:

Highest                   20.08%                           (quarter ended June 30, 2009)

Lowest                 –19.08%                            (quarter ended December 31, 2008)

The fund’s total return for the nine months ended September 30, 2010, was 10.85%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A	2/19/1988	42.93%	4.10%	5.65%	8.22%

Share class	Inception date	1 year	5 years	Lifetime
R-1	7/11/2002	47.21%	4.01%	8.39%
R-2	6/18/2002	47.29	4.06	7.40
R-3	6/21/2002	47.95	4.50	8.06
R-4	7/19/2002	48.40	4.84	9.27
R-5	5/15/2002	48.84	5.16	7.86

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deductions for sales charges, account fees, expenses or taxes)	58.76%	6.49%	6.87%	N/A
Credit Suisse High Yield Index (reflects no deductions for sales charges, account fees, expenses or taxes)	54.22	5.99	7.07	8.59%
Lipper High Current Yield Funds Index (reflects no deductions for sales charges, account fees or taxes)	49.49	4.27	4.13	6.74
Citigroup Broad Investment-Grade (BIG) Bond Index (reflects no deductions for sales charges, account fees, expenses or taxes)	5.06	5.22	6.47	7.29
Class A annualized 30-day yield at September 30, 2010: 6.59% (For current yield information, please call American FundsLine® at 800/325-3590.)

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
David C. Barclay President and Trustee	21 years	Senior Vice President – Fixed Income, Capital Research and Management Company
David A. Daigle Vice President	7 years	Senior Vice President – Fixed Income, Capital Research Company
Marcus B. Linden Vice President	6 years	Senior Vice President – Fixed Income, Capital Research Company
Ellen O. Carr	1 year	Vice President – Fixed Income, Capital Research Company
Abner D. Goldstine	13 years	Senior Vice President – Fixed Income, Capital Research and Management Company

 Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

 Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

RPGEIP-921-1210P Litho in USA CGD/ALD/8025	Investment Company File No. 811-05364
The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY RETIREMENT PLAN PROSPECTUS FOR THE FUND.

/s/	KIMBERLY S. VERDICK
KIMBERLY S. VERDICK
SECRETARY

American
High-Income TrustSM

Class A R-1 R-2	Ticker AHITX RITAX RITBX	R-3 R-4 R-5 R-6	RITCX RITEX RITFX RITGX

Summary retirement plan prospectus
December 1, 2010

Before you invest, you may want to review the fund’s retirement plan prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s retirement plan prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/retirementprospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to retirementprospectus@americanfunds.com. The current retirement plan prospectus and statement of additional information, dated December 1, 2010, are incorporated by reference into this summary retirement plan prospectus.

 Investment objectives

The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

 Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions” section on page 22 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 65 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.22	1.00	0.75	0.50	0.25	none	none
Other expenses	0.14	0.21	0.51	0.23	0.18	0.12	0.07
Total annual fund operating expenses	0.68	1.53	1.58	1.05	0.75	0.44	0.39

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$442	$584	$739	$1,190
R-1	156	483	834	1,824
R-2	161	499	860	1,878
R-3	107	334	579	1,283
R-4	77	240	417	930
R-5	45	141	246	555
R-6	40	125	219	493

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results. During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

 Principal investment strategies

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities .

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

 Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

 Investment results

The bar chart on the following page shows how the fund’s investment results have varied from year to year, and the table on the following page shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index to replace the Credit Suisse High Yield Index as its broad-based securities market index. The fund’s investment adviser believes that the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index better reflects the market sectors and securities in which the fund primarily invests than the Credit Suisse High Yield Index. Lipper High Current Yield Funds Index includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund’s objective and Citigroup Broad Investment-Grade (BIG) Bond Index reflects the market sectors and securities in which the fund primarily invests. Past results are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this period were:

Highest                   20.08%                           (quarter ended June 30, 2009)

Lowest                 –19.08%                            (quarter ended December 31, 2008)

The fund’s total return for the nine months ended September 30, 2010, was 10.85%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A	2/19/1988	42.93%	4.10%	5.65%	8.22%

Share class	Inception date	1 year	5 years	Lifetime
R-1	7/11/2002	47.21%	4.01%	8.39%
R-2	6/18/2002	47.29	4.06	7.40
R-3	6/21/2002	47.95	4.50	8.06
R-4	7/19/2002	48.40	4.84	9.27
R-5	5/15/2002	48.84	5.16	7.86

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deductions for sales charges, account fees, expenses or taxes)	58.76%	6.49%	6.87%	N/A
Credit Suisse High Yield Index (reflects no deductions for sales charges, account fees, expenses or taxes)	54.22	5.99	7.07	8.59%
Lipper High Current Yield Funds Index (reflects no deductions for sales charges, account fees or taxes)	49.49	4.27	4.13	6.74
Citigroup Broad Investment-Grade (BIG) Bond Index (reflects no deductions for sales charges, account fees, expenses or taxes)	5.06	5.22	6.47	7.29
Class A annualized 30-day yield at September 30, 2010: 6.59% (For current yield information, please call American FundsLine® at 800/325-3590.)

 Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
David C. Barclay President and Trustee	21 years	Senior Vice President – Fixed Income, Capital Research and Management Company
David A. Daigle Vice President	7 years	Senior Vice President – Fixed Income, Capital Research Company
Marcus B. Linden Vice President	6 years	Senior Vice President – Fixed Income, Capital Research Company
Ellen O. Carr	1 year	Vice President – Fixed Income, Capital Research Company
Abner D. Goldstine	13 years	Senior Vice President – Fixed Income, Capital Research and Management Company

 Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

 Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

 Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

RPGEIP-921-1210P Litho in USA CGD/ALD/8025	Investment Company File No. 811-05364
The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust